Condensed Consolidated Interim Balance Sheets [Parenthetical] - $ / shares	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2014
Preferred Stock, Par Value (in dollars per share)		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Issued		1
Preferred Stock, Shares Outstanding		1
Common Stock, Par Value (in dollars per share)	$ 0	$ 0.001	$ 0.001
Common Stock, Shares Authorized		150,000,000	200,000,000
Common Stock Authorized	Unlimited
Common Stock, Shares, Issued	11,641,667	15,839,500	0
Common Stock, Shares, Outstanding	11,641,667	50,000,000	49,737,096